Business Combinations (Details)	12 Months Ended
Dec. 31, 2020
Livraria Livro Facil Ltda
Business Combinations
Interest in subsidaries	100.00%
A & R Comercio e Servicos de Informatica Ltda. [Member]
Business Combinations
Interest in subsidaries	100.00%
Mind Makers Editora Educacional
Business Combinations
Interest in subsidaries	100.00%
Colegio Anglo Sao Paulo
Business Combinations
Interest in subsidaries	100.00%
Meritt Informacao Educacional Ltda (“Meritt”)
Business Combinations
Interest in subsidaries	100.00%